Schedule of Investments (unaudited) September 30, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.7%

Building Products — 5.2%
Johnson Controls International PLC(a)	191,659	$8,411,913
Kingspan Group PLC	117,825	5,753,368
Sika AG, Registered Shares	30,740	4,497,623

		18,662,904

Chemicals — 5.5%
Air Liquide SA	38,354	5,458,543
Johnson Matthey PLC	135,445	5,087,431
Linde PLC	28,252	5,483,494
Umicore SA	98,660	3,727,696

		19,757,164

Commercial Services & Supplies — 1.6%
Waste Connections, Inc.(a)	64,600	5,943,200

Construction & Engineering — 6.3%
Eiffage SA	55,750	5,779,323
Quanta Services, Inc.(a)	117,960	4,458,888
Vinci SA	116,200	12,516,949

		22,755,160

Electric Utilities — 32.9%
American Electric Power Co., Inc.(a)	64,450	6,038,321
Duke Energy Corp.(a)	96,718	9,271,387
Edison International(a)	46,110	3,477,616
Enel SpA	2,430,675	18,155,430
Eversource Energy(a)	42,720	3,651,278
Exelon Corp.(a)(b)	183,108	8,845,947
FirstEnergy Corp.(a)	185,130	8,928,820
Fortis, Inc.	144,250	6,106,102
Iberdrola SA	1,175,249	12,215,264
NextEra Energy, Inc.(a)(b)	161,045	37,521,875
Xcel Energy, Inc.(a)	67,150	4,357,364

		118,569,404

Electrical Equipment — 9.4%
ABB Ltd., Registered Shares	257,428	5,062,548
Eaton Corp. PLC(a)	65,250	5,425,537
Schneider Electric SE	121,732	10,644,498
Siemens Gamesa Renewable Energy SA	285,466	3,872,678
Vestas Wind Systems A/S	115,910	8,992,057

		33,997,318

Electronic Equipment, Instruments & Components — 1.1%
Hexagon AB, Class B	79,750	3,841,563

Independent Power and Renewable Electricity Producers — 6.4%
China Longyuan Power Group Corp. Ltd., Class H	12,875,000	7,234,195

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
EDP Renovaveis SA	1,471,000	$15,856,805

		23,091,000

Machinery — 0.7%
Kone OYJ, Class B	45,132	2,568,479

Multi-Utilities — 15.5%
CMS Energy Corp.(a)	120,900	7,731,555
Dominion Energy, Inc.(a)	104,798	8,492,830
National Grid PLC	958,124	10,373,890
Public Service Enterprise Group, Inc.(a)	141,582	8,789,410
RWE AG	362,950	11,343,120
Sempra Energy(a)	35,800	5,284,438
WEC Energy Group, Inc.(a)	42,980	4,087,398

		56,102,641

Oil, Gas & Consumable Fuels — 11.8%
Enbridge, Inc.(a)	270,290	9,481,773
Enterprise Products Partners LP	119,803	3,423,970
ONEOK, Inc.(a)	55,301	4,075,131
TC Energy Corp.	228,300	11,821,248
Williams Cos., Inc.(a)	567,955	13,664,997

		42,467,119

Semiconductors & Semiconductor Equipment — 2.3%
First Solar, Inc.(a)(c)	54,550	3,164,446
ON Semiconductor Corp.(a)(c)	136,070	2,613,905
Texas Instruments, Inc.(a)	21,010	2,715,332

		8,493,683

Total Long-Term Investments — 98.7% (Cost — $265,527,888)		356,249,635

Short-Term Securities — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.81%(d)(e)	8,505,354	8,505,354

Total Short-Term Securities — 2.4% (Cost — $8,505,354)		8,505,354

Total Investments Before Options Written — 101.1% (Cost — $274,033,242)		364,754,989

Options Written — (1.2)% (Premiums Received — $2,399,804)		(4,277,344)

Total Investments, Net of Options Written — 99.9% (Cost — $271,633,438)		360,477,645

Other Assets Less Liabilities — 0.1%		423,895

Net Assets — 100.0%		$360,901,540

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

(d)	Annualized 7-day yield as of period end.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,797,799	(1,292,445)	8,505,354	$8,505,354	$132,780	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SEK	Swedish Krona

USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NextEra Energy, Inc.	188	10/04/19	USD	209.00	USD	4,380	$(451,895)
ONEOK, Inc.	51	10/04/19	USD	70.00	USD	376	(19,380)
Texas Instruments, Inc.	27	10/04/19	USD	126.00	USD	349	(9,855)
Public Service Enterprise Group, Inc.	192	10/09/19	USD	58.56	USD	1,192	(68,761)
ONEOK, Inc.	52	10/11/19	USD	72.00	USD	383	(11,570)
ONEOK, Inc.	19	10/11/19	USD	76.50	USD	140	(665)
Texas Instruments, Inc.	29	10/11/19	USD	129.00	USD	375	(6,728)
NextEra Energy, Inc.	212	10/14/19	USD	208.25	USD	4,939	(527,823)
CMS Energy Corp.	223	10/18/19	USD	62.48	USD	1,426	(52,752)
Dominion Energy, Inc.	178	10/18/19	USD	77.50	USD	1,443	(68,530)
Dominion Energy, Inc.	188	10/18/19	USD	80.00	USD	1,524	(34,310)
Duke Energy Corp.	176	10/18/19	USD	90.00	USD	1,687	(108,240)
Enbridge, Inc.	306	10/18/19	USD	35.00	USD	1,073	(16,830)
Eversource Energy	92	10/18/19	USD	82.25	USD	786	(32,303)
Exelon Corp.	273	10/18/19	USD	46.00	USD	1,319	(69,615)
First Solar, Inc.	37	10/18/19	USD	70.00	USD	215	(148)
FirstEnergy Corp.	177	10/18/19	USD	45.00	USD	854	(60,180)
Johnson Controls International PLC	113	10/18/19	USD	44.00	USD	496	(8,079)
NextEra Energy, Inc.	180	10/18/19	USD	230.00	USD	4,194	(99,000)
ON Semiconductor Corp.	331	10/18/19	USD	19.00	USD	636	(24,825)
ON Semiconductor Corp.	145	10/18/19	USD	21.00	USD	279	(1,450)
Quanta Services, Inc.	275	10/18/19	USD	35.00	USD	1,040	(83,875)

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sempra Energy	64	10/18/19	USD	140.00	USD	945	$(55,680)
Sempra Energy	65	10/18/19	USD	145.00	USD	959	(25,675)
WEC Energy Group, Inc.	82	10/18/19	USD	95.00	USD	780	(13,325)
Waste Connections, Inc.	190	10/18/19	USD	95.00	USD	1,748	(5,225)
Williams Cos., Inc.	268	10/18/19	USD	24.00	USD	645	(14,874)
Williams Cos., Inc.	399	10/18/19	USD	25.00	USD	960	(6,384)
Xcel Energy, Inc.	124	10/18/19	USD	65.00	USD	805	(10,540)
Eaton Corp. PLC	68	10/25/19	USD	88.00	USD	565	(1,870)
Eaton Corp. PLC	113	10/25/19	USD	85.00	USD	940	(12,430)
Exelon Corp.	44	10/25/19	USD	48.98	USD	213	(2,842)
FirstEnergy Corp.	126	10/25/19	USD	45.50	USD	608	(37,210)
Johnson Controls International PLC	112	10/25/19	USD	44.00	USD	492	(9,912)
Johnson Controls International PLC	344	10/25/19	USD	45.00	USD	1,510	(15,136)
ONEOK, Inc.	19	10/25/19	USD	77.00	USD	140	(665)
TC Energy Corp.	258	10/25/19	CAD	70.00	CAD	1,770	(10,224)
Texas Instruments, Inc.	17	10/25/19	USD	131.00	USD	220	(5,397)
Williams Cos., Inc.	399	10/25/19	USD	25.00	USD	960	(9,576)
American Electric Power Co., Inc.	104	10/30/19	USD	93.25	USD	974	(22,477)
Williams Cos., Inc.	399	10/31/19	USD	25.15	USD	960	(11,897)
CMS Energy Corp.	200	11/01/19	USD	63.70	USD	1,279	(25,844)
Duke Energy Corp.	162	11/01/19	USD	95.89	USD	1,553	(31,487)
Eaton Corp. PLC	47	11/01/19	USD	84.00	USD	391	(9,165)
FirstEnergy Corp.	124	11/01/19	USD	48.76	USD	598	(10,200)
Johnson Controls International PLC	101	11/01/19	USD	45.00	USD	443	(5,403)
ONEOK, Inc.	52	11/01/19	USD	75.00	USD	383	(4,420)
First Solar, Inc.	69	11/08/19	USD	66.50	USD	400	(6,141)
FirstEnergy Corp.	61	11/12/19	USD	46.60	USD	294	(12,572)
Edison International	161	11/15/19	USD	77.50	USD	1,214	(26,163)
Eversource Energy	57	11/15/19	USD	85.50	USD	487	(11,970)
First Solar, Inc.	84	11/15/19	USD	65.00	USD	487	(11,718)
FirstEnergy Corp.	159	11/15/19	USD	49.00	USD	767	(13,515)
Public Service Enterprise Group, Inc.	111	11/15/19	USD	61.90	USD	689	(21,341)
Public Service Enterprise Group, Inc.	192	11/15/19	USD	62.40	USD	1,192	(32,315)
Quanta Services, Inc.	103	11/15/19	USD	39.00	USD	389	(11,588)
Quanta Services, Inc.	34	11/15/19	USD	38.00	USD	129	(5,270)
TC Energy Corp.	240	11/15/19	CAD	68.00	CAD	1,646	(34,691)
WEC Energy Group, Inc.	68	11/15/19	USD	93.75	USD	647	(21,208)
Waste Connections, Inc.	36	11/15/19	USD	95.00	USD	331	(3,870)
Williams Cos., Inc.	399	11/15/19	USD	26.00	USD	960	(8,379)
Williams Cos., Inc.	123	11/15/19	USD	25.00	USD	296	(5,842)
Xcel Energy, Inc.	111	11/15/19	USD	65.95	USD	720	(14,319)

							$(2,355,574)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enel SpA	Goldman Sachs International	259,000	10/03/19	EUR	6.15	EUR	1,774	$(199,924)
Enterprise Products Partners LP	JPMorgan Chase Bank N.A.	6,100	10/03/19	USD	29.90	USD	174	(1)
Kone OYJ, Class B	Credit Suisse International	15,800	10/03/19	EUR	51.92	EUR	825	(15,254)
Fortis, Inc.	Bank of America N.A.	25,000	10/10/19	USD	41.01	USD	1,058	(50,983)
TransCanada Corp.	Goldman Sachs International	14,800	10/10/19	CAD	68.97	CAD	1,015	(5,957)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	12,100	10/15/19	USD	92.16	USD	1,134	(26,156)
EDP Renováveis SA	Morgan Stanley & Co. International PLC	35,000	10/15/19	EUR	10.31	EUR	346	(799)
Iberdrola SA	Goldman Sachs International	116,800	10/15/19	EUR	9.48	EUR	1,114	(19,214)
National Grid PLC	Goldman Sachs International	229,300	10/15/19	GBP	8.51	GBP	2,020	(93,780)
Air Liquide SA	Credit Suisse International	13,500	10/16/19	EUR	127.68	EUR	1,763	(54,790)
Eiffage SA	Goldman Sachs International	10,800	10/16/19	EUR	95.96	EUR	1,027	(14,625)
Enel SpA	UBS AG	364,600	10/16/19	EUR	6.87	EUR	2,498	(42,869)
Hexagon AB, Class B	Morgan Stanley & Co. International PLC	25,900	10/16/19	SEK	442.44	SEK	12,282	(92,061)
Johnson Matthey PLC	Goldman Sachs International	28,500	10/16/19	GBP	31.51	GBP	871	(14,803)
RWE AG	Credit Suisse International	42,000	10/16/19	EUR	27.65	EUR	1,204	(59,582)
Sika AG, Registered Shares	Credit Suisse International	4,400	10/16/19	CHF	143.89	CHF	643	(18,798)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,266,000	10/17/19	HKD	4.60	HKD	5,570	(8,837)
Gamesha Corporacion Technologicia SA	Credit Suisse International	91,700	10/17/19	EUR	12.40	EUR	1,142	(32,524)
Schneider Electric SE	Morgan Stanley & Co. International PLC	23,200	10/17/19	EUR	76.55	EUR	1,861	(104,016)
Umicore SA	Credit Suisse International	9,500	10/17/19	EUR	27.84	EUR	329	(71,171)
Vinci SA	UBS AG	22,900	10/17/19	EUR	101.48	EUR	2,263	(21,668)
Enterprise Products Partners LP	JPMorgan Chase Bank N.A.	29,700	10/18/19	USD	28.27	USD	849	(20,861)
Kingspan Group PLC	UBS AG	30,700	10/22/19	EUR	43.53	EUR	1,375	(54,492)
EDP Renováveis SA	Goldman Sachs International	35,000	10/23/19	EUR	10.31	EUR	346	(1,568)
Eiffage SA	Morgan Stanley & Co. International PLC	8,700	10/23/19	EUR	98.61	EUR	827	(6,003)
Linde PLC	Credit Suisse International	3,500	10/23/19	EUR	178.50	EUR	623	(13,686)
National Grid PLC	Credit Suisse International	106,100	10/23/19	GBP	8.45	GBP	935	(52,182)
RWE AG	Goldman Sachs International	42,000	10/23/19	EUR	27.32	EUR	1,204	(73,867)
Schneider Electric SE	Morgan Stanley & Co. International PLC	4,400	10/23/19	EUR	78.44	EUR	353	(13,879)
Umicore SA	UBS AG	34,900	10/23/19	EUR	33.17	EUR	1,210	(81,167)
Vestas Wind Systems A/S	Credit Suisse International	23,000	10/23/19	DKK	575.76	DKK	12,222	(9,628)
Vestas Wind Systems A/S	Morgan Stanley & Co. International PLC	17,500	10/23/19	DKK	521.05	DKK	9,300	(55,206)
Exelon Corp.	Bank of America N.A.	32,300	10/28/19	USD	48.99	USD	1,560	(22,545)
ABB Ltd., Registered Shares	Credit Suisse International	31,000	10/29/19	CHF	20.25	CHF	609	(6,517)
Enbridge, Inc.	Credit Suisse International	33,400	10/29/19	USD	35.91	USD	1,172	(12,581)
TC Energy Corp.	Goldman Sachs International	15,300	10/29/19	CAD	66.39	CAD	1,050	(31,531)
Umicore SA	Credit Suisse International	8,500	10/29/19	EUR	34.83	EUR	295	(10,775)
EDP Renováveis SA	Morgan Stanley & Co. International PLC	35,000	10/30/19	EUR	10.31	EUR	346	(2,196)
Johnson Matthey PLC	Credit Suisse International	18,900	11/01/19	GBP	32.65	GBP	577	(8,644)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,079,000	11/05/19	HKD	4.71	HKD	4,748	(9,372)
Enbridge, Inc.	JPMorgan Chase Bank N.A.	30,600	11/05/19	USD	35.28	USD	1,073	(21,651)
Enel SpA	Citibank N.A.	227,200	11/05/19	EUR	6.72	EUR	1,556	(63,722)
Linde PLC	UBS AG	6,400	11/05/19	EUR	178.08	EUR	1,140	(31,800)
ABB Ltd., Registered Shares	UBS AG	59,100	11/06/19	CHF	20.52	CHF	1,160	(11,463)
Sika AG, Registered Shares	UBS AG	6,300	11/06/19	CHF	149.80	CHF	920	(18,612)
Vinci SA	Citibank N.A.	17,800	11/06/19	EUR	100.47	EUR	1,759	(37,980)
Fortis, Inc.	Credit Suisse International	25,400	11/08/19	USD	42.21	USD	1,075	(26,478)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,079,000	11/12/19	HKD	4.71	HKD	4,748	(10,238)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
RWE AG	Morgan Stanley & Co. International PLC	43,000	11/12/19	EUR	27.40	EUR	1,233	$(88,069)
Iberdrola SA	Morgan Stanley & Co. International PLC	294,700	11/14/19	EUR	9.44	EUR	2,811	(84,510)
Kingspan Group PLC	Goldman Sachs International	10,500	11/14/19	EUR	44.44	EUR	470	(16,020)
Schneider Electric SE	Goldman Sachs International	15,100	11/14/19	EUR	79.87	EUR	1,211	(46,545)
Enterprise Products Partners LP	JPMorgan Chase Bank N.A.	6,100	11/19/19	USD	29.24	USD	174	(2,229)
China Longyuan Power Group Corp. Ltd., Class H	Goldman Sachs International	1,082,000	11/26/19	HKD	4.45	HKD	4,761	(27,941)

								$(1,921,770)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual/semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Building Products	$14,165,281	$4,497,623	$—	$18,662,904
Chemicals	—	19,757,164	—	19,757,164
Commercial Services & Supplies	5,943,200	—	—	5,943,200
Construction & Engineering	4,458,888	18,296,272	—	22,755,160
Electric Utilities	88,198,710	30,370,694	—	118,569,404
Electrical Equipment	5,425,537	28,571,781	—	33,997,318
Electronic Equipment, Instruments & Components	—	3,841,563	—	3,841,563
Machinery	—	2,568,479	—	2,568,479

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$15,856,805	$7,234,195	$—	$23,091,000
Multi-Utilities	34,385,631	21,717,010	—	56,102,641
Oil, Gas & Consumable Fuels	42,467,119	—	—	42,467,119
Semiconductors & Semiconductor Equipment	8,493,683	—	—	8,493,683
Short-Term Securities	8,505,354	—	—	8,505,354

	$227,900,208	$136,854,781	$—	$364,754,989

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(966,358)	$(3,310,986)	$—	$(4,277,344)

(a)	Derivative financial instruments are options written. Options written are shown at value.

6